Accounting Policies, by Policy (Policies)	12 Months Ended
Aug. 31, 2021
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The consolidated financial statements the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of the Implementation Rules stated in Note 1, the Group has considered that it lost control over Affected Entities providing compulsory education and not-for-profit kindergartens education in China by August 31, 2021, and therefore deconsolidated the Affected Entities on August 31, 2021. In addition, the Group concluded that the Affected Entities together represent a group of components of the Group and the deconsolidation represents a strategic shift that has (or will have) a major effect on the Group’s operations and financial results. Therefore, the Group has presented the results related to the Affected Entities as discontinued operations in its consolidated statements of operations and comprehensive income for the year ended August 31, 2021.

The consolidated statements of operations and consolidated statements of comprehensive income for the years ended August 31, 2019 and 2020, and corresponding notes previously reported have been revised to conform to the current presentation accordingly. In addition, Group presented the assets of the Affected Entities to Assets Belong to Discontinued Operations and liabilities of the Affected Entities to Liabilities Belong to Discontinued Operations on its consolidated balance sheet as of August 31, 2020, and corresponding notes previously reported have been revised to conform to the current presentation accordingly.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, schools, its VIEs and the VIEs’ subsidiaries and schools. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of VIEs

Prior to the effective of the Implementation Rules, PRC laws and regulations prohibit foreign ownership of companies and institutions providing compulsory education services at primary and middle school levels, and restrict foreign investment in education services at the kindergarten and high school level. In addition, the PRC government regulates the provision of education services through strict licensing requirements.

Accordingly, the Company, through its WFOE, Zhuhai Bright Scholar, have entered into the following contractual arrangements with BGY Education Investment, BGY Education Investment’s subsidiaries and schools, and BGY Education Investment’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE.

In response to the Implementation Rules, a set of supplementary agreements to the contractual arrangements were entered into among Company’s WFOE, Zhuhai Bright Scholar, BGY Education Investment, BGY Education Investment’s shareholders and six newly established companies in August 2021 to enable them, as well as their subsidiaries, to entitle to the same power, rights and obligations of the contractual arrangements as BGY Education Investment. The six newly established companies, including Foshan Meiliang Education Technology Co., Ltd., Foshan Zhiliang Education Technology Co., Ltd., Beijing Boteng Education Consulting Co., Ltd., Foshan Shangtai Education Technology Co., Ltd., Foshan Renliang Education Technology Co., Ltd. and Foshan Yongliang Education Technology Co., Ltd. (collectively referred to as the “New VIE Entities”), are owned by the same equity shareholders as BGY Education Investment. On the same date, the New VIE Entities obtained the equity interest of the subsidiaries providing complementary education services, operation services for domestic schools and for-profit kindergartens from BGY Education Investment, which were previously held by BGY Education Investment.

Accordingly, the Group had consolidated the financial position and operating results of BGY Education Investment, new VIEs and its subsidiaries and schools in the consolidated financial statements of the Company during the year ended August 31, 2019, 2020 and 2021 before the Group lost control over the Affected Entities by August 31, 2021 as a result of the effectiveness of the Implementation Rules. The Company's VIE includes (1) BGY Education Investment and the schools and subsidiaries it held, prior to August 31, 2021; and (2) the new VIE Entities and subsidiaries and schools they hold respectively before and after August 31, 2021.

Agreements that provide the Group with effective control over the VIEs include:

Voting Rights Proxy Agreement & Irrevocable Power of Attorney

Under voting right proxy agreement and irrevocable power of attorney, each of the shareholders of BGY Education Investment and the New VIE Entities has executed a power of attorney to grant Zhuhai Bright Scholar the power of attorney to act on his or her behalf on all matters pertaining to the BGY Education Investment and the New VIE Entities and to exercise all of his or her rights as a shareholder of BGY Education Investment and the New VIE Entities, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Zhuhai Bright Scholar terminates the agreement by giving a prior written notice or gives its consent to the termination by BGY Education Investment and the New VIE Entities.

Exclusive Call Option Agreement

Under the exclusive call option agreement, each of the shareholders of BGY Education Investment and the New VIE Entities granted Zhuhai Bright Scholar or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in BGY Education Investment and the New VIE Entities when and to the extent permitted by PRC law. Zhuhai Bright Scholar or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Zhuhai Bright Scholar’s written consent, the shareholders of BGY Education Investment and the New VIE Entities shall not transfer, donate, pledge, or otherwise dispose any equity interests of BGY Education Investment and the New VIE Entities in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement cannot be terminated by BGY Education Investment, the New VIE Entities or their shareholders.

Exclusive Management Services and Business Cooperation Agreement

Under the exclusive management services and business cooperation agreement, BGY Education Investment and the New VIE Entities engages Zhuhai Bright Scholar as its exclusive technical and operational consultant and under which Zhuhai Bright Scholar agrees to assist in business development and related services necessary to conduct BGY Education Investment’s and the New VIE Entities’ operational activities. BGY Education Investment and the New VIE Entities shall not seek or accept similar services from other providers without the prior written approval of Zhuhai Bright Scholar. The agreements will be effective as long as BGY Education Investment and the New VIE Entities exists. Zhuhai Bright Scholar may terminate this agreement at any time by giving a prior written notice to BGY Education Investment and the New VIE Entities.

Under the above agreements, the shareholders of BGY Education Investment and the New VIE Entities irrevocably granted Zhuhai Bright Scholar the power to exercise all voting rights to which they were entitled. In addition, Zhuhai Bright Scholar has the option to acquire all of the equity interests in BGY Education Investment and the New VIE Entities, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Zhuhai Bright Scholar is entitled to receive service fees for certain services to be provided to BGY Education Investment and the New VIE Entities.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Group with effective control over the BGY Education Investment and the New VIE Entities, while the Equity Pledge Agreements secure the obligations of the shareholders of BGY Education Investment and the New VIE Entities under the relevant agreements. Because the Group, through Zhuhai Bright Scholar, has (i) the power to direct the activities of BGY Education Investment and the New VIE Entities, that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from BGY Education Investment and the New VIE Entities, the Group is deemed the primary beneficiary of BGY Education Investment and the New VIE Entities. Accordingly, the Company consolidates BGY Education Investment’s and the New VIE Entities’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements.

Prior to the effective of the Implementation Rules, during the years ended August 31, 2019 and 2020, and August 31, 2021 before the Group lost control over the Affected Entities as a result of the effect of the Implementation Rules, the Group believes that the contractual arrangements with the VIEs are in compliance with the PRC law and regulations and are legally enforceable.

Subsequent to the Implementation Rules became effective on September 1, 2021, except for Affected Entities, the contractual arrangements continue to be legally enforceable. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. If the ownership structure of the Company and the contractual arrangements are found to violate any PRC laws or regulations, or if the Company is found to be required but failed to obtain any of the permits or approvals for its private education business, the relevant PRC regulatory authorities would have broad discretion in imposing fines or punishments upon the Company for such violations, including:

●	revoking the business and operating licenses of the Group and/or its VIEs;

●	discontinuing or restricting any related-party transactions between the Group and its VIEs;

●	imposing fines and penalties, or imposing additional requirements for the Group’s operations with which it, or its VIEs may not be able to comply;

●	requiring the Group to restructure the ownership and control structure or its current schools;

●	restricting or prohibiting the use of the proceeds of the Company’s equity offerings to finance its business and operations in China, particularly the expansion of its business through strategic acquisitions; or

●	restricting the use of financing sources by the Group or its affiliated entities or otherwise restricting the Group’s or its VIEs’ ability to conduct business.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate BGY Education Investment and the New VIE Entities in its consolidated financial statements as it may lose the ability to exert effective control over BGY Education Investment, the New VIE Entities and their shareholders, and it may lose the ability to receive economic benefits from BGY Education Investment and the New VIE Entities.

As of August 31, 2021, based on all relevant facts and circumstances, and advices from the Company’s PRC legal advisor, the Company concluded that it no longer has a controlling interest in the Affected Entities due to the effectiveness of the Implementation Rules, which resulted to the deconsolidation of the Affected Entities. Nevertheless, the legal enforceability of the contractual arrangements with the New VIE Entities and its subsidiaries and schools is not impacted by the Implementation Rules.

The following balances of VIEs as of August 31, 2020 and 2021, were included in the Group’s consolidated balance sheet after the elimination of intercompany balances, respectively.

	As of August 31
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	2,516,494	142,609
Restricted cash, net	9,917	2,943
Accounts receivable, net	5,181	2,857
Amounts due from related parties, net	2,126	11
Other receivables, deposits and other assets, net	33,508	20,011
Inventories	25,544	4,761
Amounts due from Affected Entities, net	—	133,092
Total current assets	2,592,770	306,284
Restricted cash - non current	1,400	1,450
Property and equipment, net	548,113	25,034
Land use rights, net	86,076	—
Intangible assets, net	127,907	46,253
Goodwill, net	473,398	227,814
Long-term investments	53,130	70,315
Prepayments for construction contract	2,096	—
Deferred tax assets, net	4,277	—
Operating lease right-of-use assets non-current	249,864	87,752
Other non-current assets, net	12,597	1,043
Total non-current assets	1,558,858	459,661
TOTAL ASSETS	4,151,628	765,945
LIABILITIES
Current liabilities
Accounts payable	28,691	10,941
Amounts due to related parties	52,567	5,641
Accrued expenses and other current liabilities	394,880	13,876
Short-term loan	7,500	—
Income tax payable	34,992	19,091
Contract liabilities	1,291,781	139,126
Refund liabilities	23,804	10,398
Operating lease liabilities	30,601	12,005
Amounts due to Affected Entities	—	276,378
Total current liabilities	1,864,816	487,456
Non-current portion of contract liabilities	1,772	1,084
Deferred tax liabilities, net	34,641	9,561
Long-term loan	77,500	—
Operating lease liabilities – non current	222,693	83,475
Other non-current liabilities due to related parties	26,843	13,154
Other non-current liabilities	11,364	—
Total non-current liabilities	374,813	107,274
TOTAL LIABILITIES	2,239,629	594,730

The following amounts of VIEs for the years ended August 31, 2019, 2020 and 2021, were included in the Group’s consolidated statements of operations and consolidated statements of cash flows after the elimination of intercompany balances.

	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue from continuing operations of the New VIE Entities	206,037	239,968	311,373
Revenue from discontinued operations of Affected Entities	1,896,359	1,890,156	2,303,339
Net income from continuing operation of the New VIE Entities after elimination of intercompany transactions	25,619	59,321	30,335
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions	479,907	471,495	369,343

Net cash provided by operating activities	730,145	1,534,031	555,679
Net cash used in investing activities*	(519,082)	(47,946)	(2,893,644)
Net cash (used in)/provided by financing activities	(119,844)	48,543	(42,844)
Net increase/(decrease) in cash and cash equivalents and restricted cash	91,219	1,534,628	(2,380,809)
Cash and cash equivalents and restricted cash at beginning of year	901,964	993,183	2,527,811
Cash and cash equivalents and restricted cash at end of year	993,183	2,527,811	147,002

Note*: Due to loss of control of Affected Entities on August 31, 2021, the net cash outflow disclosed in investing activities is RMB 2,912,290.

VIEs contributed an aggregate of 82.0%, 63.3% and 70.6% of the consolidated revenue from both discontinued and continuing operations for the three years ended August 31, 2019, 2020 and 2021, respectively. As of August 31, 2020, VIEs accounted for an aggregate of 38.4% of the consolidated total assets, and 29.1% and of the consolidated total liabilities. And as of August 31, 2021, the New VIE Entities accounted for an aggregate of 8.9% of the consolidated total assets, and 10.2% and of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to BGY Education Investment and the New VIE Entities. However, if BGY Education Investment and the New VIE Entities were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of BGY Education Investment, the New VIE Entities or entrustment loans to BGY Education Investment and the New VIE Entities. After the effectiveness of the Implementation Rules, the loans provided to BGY Education Investment and its subsidiaries and schools (if any) would then be accounted for as related party transactions.

The Group believes that there are no assets held in the BGY Education Investment and the New VIE Entities that can be used only to settle obligations of BGY Education Investment and the New VIE Entities, except for registered capital and the PRC statutory reserves, in the respective periods. As the BGY Education Investment and the New VIE Entities is incorporated as a limited liability company under the PRC Company Law, creditors of the BGY Education Investment and the New VIE Entities do not have recourse to the general credit of the Company for any of the liabilities of the BGY Education Investment and the New VIE Entities in the respective periods. Relevant PRC laws and regulations restrict BGY Education Investment and the New VIE Entities in the respective periods from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 25 for disclosure of restricted net assets.

Deconsolidation

(c) Deconsolidation

Upon the occurrence of certain events and on a regular basis, the Group evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated variable interest entities. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained non-controlling investment in the former subsidiary and (c) the carrying amount of any non-controlling interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.

The Company assesses whether a deconsolidation is required to be presented as discontinued operations in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

Going concern

(d) Going concern

The accompanying consolidated financial statements have been prepared assuming that the group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements to support its working capital requirements.

As of August 31, 2021, the Group’s current liabilities exceeded its current assets by RMB 342,935. Included in the current liabilities as of August 31, 2021 were bond payable due in one year RMB 1,836,362, short-term loan RMB 753,754, and contract liabilities of RMB 425,954 relating to tuition and boarding fee received in advance by overseas schools and complementary education service fee received in advance. The Group had cash and cash equivalents of RMB 844,684 as of August 31, 2021. In addition, the Group had restricted cash of RMB 669,029 as of August 31, 2021, which is mainly the deposits in connection with the short-term loan disclosed in Note 13.

Management has given careful consideration to the future liquidity and performance of the Group in assessing whether the Group will have sufficient funds to fulfill its financial obligations and continue as a going concern. Based on cash flows projection from operating and financing activities, the existing balance of cash and cash equivalents, and restricted cash that would be removed from restriction when repay the short-term loan, management is of the opinion that the Group has sufficient funds for sustainable operations and it will be able to meet its financial obligations and commitments for the next twelve months from the issuance of the consolidated financial statements. As of August 31, 2021, the Company had amount due from Affected Entities of RMB 2,028,866, most of which was settled subsequently after period end.

The directors of the Company have reviewed the management’s assessment together with the underlying basis and are satisfied that it is appropriate to prepare the consolidated financial statements on a going concern basis. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities as that might be necessary if the Group is unable to continue as a going concern.

Use of estimates

(e) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include the consolidation and deconsolidation of variable interest entities, purchase price allocation relating to business combination, assessment of realization of deferred tax assets, impairment assessment of goodwill and long-lived assets, impairment assessment on investments, valuation of share-based compensation, discount rate for leases and allowance for credit losses. Actual results may differ materially from those estimates.

Fair value

(f) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. The Group has short-term investment in USD fund-linked note that is measured at fair value with maturity date and classified as level 2 fair value measurements (see Note 5).  Various inputs for the investment valuation, including time value, volatility factors, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures, substantially are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, amounts due from Affected Entities, other receivables, deposits, accounts payable, amounts due to related parties, amounts due to Affected Entities, short-term loan, bond payable and other current liabilities are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

Foreign currency translation

(g) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the affiliates incorporated outside of mainland China includes the United States dollar (“US dollar” or “US$”), Great Britain Pound (“GBP”), Hong Kong dollar (“HKD” or “HK$”), and Canadian dollar (“CAD”). The functional currency of all the other subsidiaries and the VIEs is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recognized in the consolidated statement of operation. All assets and liabilities are translated at exchange rates at the balance sheet date and revenue and expenses are translated at the average yearly exchange rates and equity is translated at historical exchange rate. Any translation adjustments are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income.

Foreign currency risk

(h) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB 2,915,649 and RMB 3,345,975 as of August 31, 2020 and 2021, respectively, of which RMB 2,421,928 and RMB 2,884,625 were related to discontinued operations, respectively.

Convenience translation

(i) Convenience translation

The Group’s reporting currency is RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, comprehensive income, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended August 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.4604, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 31, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on August 31, 2021, or at any other rate.

Cash and cash equivalents

(j) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash

(k) Restricted cash

The Group’s restricted cash mainly represents (a) deposit held in a designated bank account for the sole purpose of business operation including the establishment of new schools and subsidiaries; (b) deposit restricted as to withdrawal or use under government regulations; and (c) deposits in connection with the short-term loan disclosed in Note 13.

Investments

(l) Investments

Short-term investments primarily consist of wealth management products, which are certain deposits with different interest rates and fixed maturity dates ranging from three months to one year.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investments fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Groups intent and ability to hold the investments. OTTI is recognized as a loss in the consolidated statements of operations.

Long-term investments include held-to-maturity investment with maturity date which is longer than one year, equity securities without readily determinable fair values and equity method investments.

●	Equity securities without readily determinable fair values

Starting on September 1, 2018, with the adoption of ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), the Group elected a practicability exception to fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with fair value change recorded in the consolidated statements of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASU 2011-4: Fair Value Measurement (ASC 820). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations.

●	Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in ordinary shares or in-substance ordinary shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Allowance for doubtful accounts

(m) Allowance for doubtful accounts

Accounts receivable mainly represents amounts due from corporate customers of the Group’s various subsidiaries, and amounts due from students of the Group’s UK schools. The allowance for doubtful accounts is the Group’s best estimates of the amount of probable credit losses in the Group’s existing accounts receivable balance. The Group provides allowance for doubtful accounts based on historical credit loss experience and a review of the current status and reasonable and supportable forecasts of future events and economic conditions. Accounts receivable, restricted cash, other receivables, amounts due from related parties and amounts due from Affected Entities are presented net of allowance for doubtful accounts.

Inventories	(n) Inventories Inventories are stated at the lower of cost or net realizable value.
Property and equipment, net

(o) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation expense is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 50 years
Leasehold improvement	3 - 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*

Note*: The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

The Group assesses lands with indefinite life for impairment periodically.

Land use rights, net

(p) Land use rights, net

Land use right represents the amount paid and relevant costs incurred for the Group’s leases for the right of use of land located in PRC and is recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreement on a straight-line basis over the term of the agreement, which is 40-50 years. Land use right is relating to the discontinued operations (Note 3).

Impairment of long-lived assets

(q) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts. The Group recorded RMB 12,772 and RMB 15,575 impairment loss on operating lease right-of-use assets during the year ended August 31, 2020 and 2021, respectively (Note 14).

Goodwill, net

(r) Goodwill, net

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of August 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount.

On September 1, 2019, the Group early adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if the fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of a reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

For the years ended August 31, 2019, 2020 and 2021, the Group recorded RMB nil, RMB 68,723 and RMB 84,730 impairment loss on goodwill respectively, of which RMB nil, RMB 68,723 and RMB nil were related to discontinued operations for the years ended August 31, 2019, 2020 and 2021, respectively (Note 3 and Note 10).

Intangible assets

(s) Intangible assets

Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. Intangible assets with indefinite lives consist of oversea schools’ brand name and is tested for impairment annually, or whenever events are indicators of impairment occur between annual impairment tests. Management expects to use the brand name indefinitely.

Acquired intangible assets, other than goodwill, consist of trademarks and brand names, customer relationship, backlog and student base, non-compete agreements and core curriculum are carried at cost, less accumulated amortization and impairment. The amortization periods by major intangible asset classes are as follows:

Trademarks and brand names	10 years-indefinite
Core curriculum	10 years
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years
Software	5 years
License	3 years

The Group did not recognize any impairment loss on intangible assets during the years ended August 31, 2019, 2020 and 2021.

Leases

(t) Leases

On September 1, 2019, the Group adopted the New Leasing Standard (“ASC 842”), using the modified retrospective transition method resulting in the recording of operating lease right-of-use (ROU) assets of RMB 1,906,562 and operating lease liabilities of RMB 1,902,180 upon adoption, of which RMB 147,224 and RMB 144,731 were related to discontinued operations respectively. Prior period amounts have not been adjusted and continue to be reported in accordance with the previous accounting guidance. The adoption of the new guidance did not have a material effect on the consolidated statements of operations.

The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to be recorded in the balance sheets as ROU and operating lease liabilities, initially measured at the present value of the lease payments. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group adopts the practical expedient to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. Lastly, the Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease ROU assets or operating lease liabilities.

As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated in a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses are recorded on a straight-line basis over the lease term.

The Group evaluates the carrying value of right-of-use assets, including the operating lease obligation of the asset group if there are indicators of impairment and reviews the recoverability of the related asset group. If the carrying value of the asset group determined to not be recoverable and is in excess of the estimated fair value, the Group records an impairment loss in the consolidated statement of operations. Based on the impairment assessments of the ROU assets, the Group recognized RMB 12,772 and RMB 15,575 impairment loss on certain operating lease right-of-use assets during the years ended August 31, 2020 and 2021, respectively.

During the fiscal year ended August 31, 2020 and 2021, the Group received Coronavirus Disease 2019 (“COVID-19”) related rent concessions. Consistent with updated guidance from the Financial Accounting Standards Board (“FASB”) in April 2020, the Group elected to treat COVID-19-related rental discount as variable rent and applied payable approach to COVID-19 related deferral of rent payment. Rental discount, amounting to RMB 2,719 and RMB 4,759, of which RMB 203 and RMB 1,685 were related to the discontinued operations, were recognized as an offset to rent expense within selling, general and administrative expenses and cost of revenue on the Group’s consolidated statement of operations during the years ended August 31, 2020 and 2021, respectively. Deferral payments, amounting to approximately RMB 16,448 and RMB 519, were recognized as concession payable within accrued expenses and other current liabilities on the Group’s consolidated balance sheets as of August 31, 2020 and 2021, respectively.

Revenue recognition

(u) Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the group satisfies a performance obligation. The primary sources of the Group’s revenues are as follows:

Income from educational programs and services

The educational programs and services from continuing operations consist of tuition, boarding and meal service from kindergartens in the PRC and overseas schools in the UK, the US and Canada. The educational programs and services from discontinued operations consist of tuition, boarding and meal service from international schools, bilingual schools and not-for-profit kindergartens in the PRC. Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period. The program and service fee is generally collected in advance prior to the beginning of each semester, or prior to the beginning of the education programs, and is initially recorded as contract liabilities. Refunds are provided to students if they decide within the predetermined period that they no longer want to take the course or enroll in the program. After the predetermined period as agreed in the contract, if a student withdraws from the program, the program fee is no longer available for refund. The Group determines the transaction price to be earned based on the tuition fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. Historically, the Group has not had material refunds in this respect.

Complementary training course and program fees

The Group offers various types of after-school tutoring services and art training services, which primarily consist of after-school group class courses, personalized tutoring courses and art training courses. The tutoring services and art training services are accounted for as a single performance obligation. Tutoring services and art training service fees is recognized proportionately as the tutoring sessions and art training courses are delivered. The course fees are generally collected in advance and are initially recorded as contract liability. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. For certain courses, the Group also offers refunds for any unutilized classes for students who withdraw from the course. The Group determines the transaction price to be earned based on the tutoring services and art training service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method.

Commission income

The Group earns commission revenue by providing referral services to overseas education universities and institutions. Students’ referral service is accounted for as a single performance obligation. Commission income is recognized at the point in time when the referred students enrolled at the overseas education universities or institutions’ program, with the tuition fees are paid and upon the Group is entitled to the commission income.

Consulting service fees

The Group offers study abroad consulting and career consulting services to students/candidates who intend to study abroad and to successfully obtain target job offer respectively. Study-abroad consulting services and career consulting services are accounted for as a single performance obligation respectively. The Group charges each student/candidate an up-front prepaid fee based on the scope of consulting services requested by the student/candidate. Portion of the prepaid services fee are refundable if the student/candidate does not successfully gain admission or obtain target job offer. The Group determines the transaction price to be earned based on the consulting service fees and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year. The Group recognizes revenue over the consulting service period.

Camp service income

The Group offers camp services for students during school vacations. Camp service is accounted for as a single performance obligation. Camp service fees are generally collected upfront and are initially recorded as contract liability. Portion of the prepaid service fees are refundable if the student requests for refund prior to the camp starts. The Group determines the transaction price to be earned based on the camp service fee and the estimated refund liability. The refund liability is determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in current year. The Group recognizes revenue over the camping period.

Practical expedients and exemptions

The Group has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group elects the portfolio approach in applying the new revenue guidance.

The Group has elected to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

Cost of revenues

(v) Cost of revenues

Cost of revenues consists of the following:

●	staff costs, which primarily consist of salaries and other benefits for the teachers,
●	education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses and student activity expenses,
●	utilities and maintenance costs for the schools,
●	cost of goods sold for ancillary services, which primarily consist of cost of goods sold at the on-campus canteens,
●	commission expenses to agents in relation to referral services and overseas school enrollment.

Government Subsidies

(w) Government Subsidies

The Group recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled RMB 9,419, RMB 28,249 and RMB 20,213 for the years ended August 31, 2019, 2020 and 2021, respectively, of which RMB 388, RMB 1,622 and RMB 5,441 were related to discontinued operations for the years ended August 31, 2019, 2020 and 2021, respectively. The government subsidies income recognized for the year ended August 31, 2020 and 2021 were primarily from the remuneration compensation plan executed by UK government due to COVID-19.

Income Taxes

(x) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets for amounts more likely than not to be realized.

The determination of Group’s provision for income taxes requires significant judgment, the use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items.

The Group record unrecognized tax benefit liabilities for known or anticipated tax issues based on the Group’s analysis of whether, and the extent to which, additional taxes will be due. The Group accrues interest and penalties related to unrecognized tax benefits in other liabilities and recognizes the related expense in income tax expense.

Employee Benefits

(y) Employee Benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Company also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC (see Note 24).

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

Share-based compensation

(z) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

For the share option with both service condition and performance condition, the Group recognizes the compensation cost, net of estimated forfeitures, if it is probable that the performance condition will be achieved at the end of each reporting period. The Group will reassess the probability of achieving the performance conditions at each reporting period and record a cumulative catch-up adjustment for any changes to its assessment.

For the share option with service condition only, changes in estimated forfeiture rate will be adjusted on a prospective basis. The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates.

Comprehensive income

(aa) Comprehensive income

Comprehensive income is defined to include all changes in equity from transactions and other events and circumstances from non-owner sources. For the years presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income.

Segment

(ab) Segment

The Group uses management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM’’) for making decisions, allocation of resource and assessing performance. The CODM was identified as the management committee who reviews the financial information of its operating and reportable segments when making decisions about allocation of resources and assessing performance. In response to the Implementation Rules, the Group operates in three reportable segments due to the reorganization of the business units, including Overseas Schools, Complementary Education Services, and Domestic Kindergartens and K-12 Operation Services. The change in segment reporting was reflected retrospectively and is presented in Note 23.

Concentration of credit risk

(ac) Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and long-term investments. As of August 31, 2021, substantially all of the Group’s cash and cash equivalents, term deposits, restricted cash, and short-term investments were deposited with financial institutions with high-credit ratings.

Earnings per Share

(ad) Earnings per Share

Basic earnings per share are computed by dividing earning attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. The Group had share options which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary shares, the effect of the share options is computed using the treasury stock method.

Recent accounting pronouncements adopted

(ae) Recent accounting pronouncements adopted

In June 2016, FASB issued ASU 2016-13, Financial Instruments: Credit Losses (Topic 326): Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. This ASU affects loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. For public business entities, this ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt this ASU through a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). On April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group adopted this standard on September 1, 2020, using a modified retrospective transition method and did not restate the comparable periods, which resulted in a cumulative-effect adjustment to decrease the opening balance of retained earnings on September 1, 2020 by RMB 4,244, including the allowance for credit losses for restricted cash, short-term investments, accounts receivable, amounts due from related parties, other receivables, amounts due from Affected Entities, and other non-current assets.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU improve the effectiveness of fair value measurement disclosures and modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date The Group adopted this new standard beginning September 1, 2020 with no material impact on its consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The Group adopted this new standard beginning September 1, 2020 with no material impact on its consolidated financial statements.

In August 2021, the FASB issued ASU 2021-06, Presentation of Financial Statements (Topic 205), Financial Services—Depository and Lending (Topic 942), and Financial Services— Investment Companies (Topic 946): Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses, and No. 33-10835, Update of Statistical Disclosures for Bank and Savings and Loan Registrants. This update amends certain SEC disclosure guidance that is included in the accounting standards codification to reflect the SEC’s recent issuance of rules intended to modernize and streamline disclosure requirements, including updates to business acquisition and disposition significance tests used, the significance thresholds for proforma statement disclosures, the number of preceding years of financial statements required for disclosure as well as other provisions in the SEC releases. The Group adopted this pronouncement upon issuance and, and it did not have a material impact on its consolidated financial statements.

Recent accounting pronouncements issued not yet adopted

(af) Recent accounting pronouncements issued not yet adopted

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU is intended to simplify various aspects related to accounting for income taxes by eliminating certain exceptions to the guidance in ASC740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition for deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for annual periods beginning after December 15, 2020 and interim periods within those annual periods, with early adoption permitted. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), which clarifies that a company should consider observable transactions that require a company to either apply or discontinue the equity method of accounting under Topic 323, Investments—Equity Method and Joint Ventures, for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.